Merger and Acquisition (Pro Forma Information) (Details) (H.J. Heinz Holding Corporation [Member], USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 28, 2013
H.J. Heinz Holding Corporation [Member]
Business Acquisition [Line Items]
Revenue	$ 7,352	$ 11,529
Income from continuing operations	$ 187	$ 324